Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Offsetting Financial Assets And Financial Liabilities [Line Items]
Receivables under resale agreement subject to enforceable master netting arrangements	¥ 29,092	¥ 26,995
Payables under repurchase agreement subject to enforceable master netting arrangements	36,715	37,646
Receivables under securities transaction borrowing subject to master netting arrangement	1,761	2,078
Payables under securities transaction lending subject to master netting arragement	1,968	1,602
Subject To Enforceable Master Netting Arrangement
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets subject to enforceable master netting arrangements	23,448	15,324
Derivative liabilities subject to enforceable master netting arrangements	¥ 23,745	¥ 15,722